Financial Risk Management - Additional Information (Detail) - SGD ($)	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Financial Risk Management [Line Items]
Allowance for impairment	$ 4,953,000	$ 4,823,000	$ 3,529,000
Specified Trade Receivables [member]
Financial Risk Management [Line Items]
Allowance for impairment	4,560,000	4,324,000
Specified Trade Receivables [member] | Lifetime expected credit losses [member]
Financial Risk Management [Line Items]
Allowance for impairment	$ 4,560,000	$ 4,324,000